Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated July 30, 2007

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2006 (as revised January 1, 2007 and as further supplemented)

solely with respect to the NACM Mid-Cap Growth Fund

Disclosure Relating to the NACM Mid-Cap Growth Fund

Effective July 30, 2007, Allianz Funds (the “Trust”) offers Class A and Class C shares of the NACM Mid-Cap Growth Fund. This supplement describes the NACM Mid-Cap Growth Fund and amends the Prospectus solely with respect to the NACM Mid-Cap Growth Fund, and not with respect to any other series of the Trust described in the Prospectus. This supplement is not intended to amend, supplement, incorporate or update any information, including financial or performance information, relating to any series of the Trust other than the NACM Mid-Cap Growth Fund.

The following Summary Information relating to the NACM Mid-Cap Growth Fund is added to the table on page 2 of the Prospectus:

	Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Growth Stocks	NACM Mid-Cap Growth	Maximum long-term capital appreciation	Medium capitalization common stocks	80-100	Same as the Russell Midcap Growth Index

In addition, the NACM Mid-Cap Growth Fund is added to the list of funds described in the Prospectus, and references to the number of funds described in the Prospectus are changed to refer to 19 funds. In this supplement and in the Prospectus, references to the “Funds” or a “Fund” are deemed to refer to the NACM Mid-Cap Growth Fund unless otherwise set forth herein or therein or unless the context otherwise requires. The Fund Summary for the NACM Mid-Cap Growth Fund as set forth on the following pages is added to the Prospectus.

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NACM Mid-Cap Growth Fund	Ticker Symbols: ANMAX (Class A) ANMGX (Class C)

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category Growth Stocks	Fund Focus Medium capitalization common stocks Approximate Number of Holdings 80-100	Approximate Primary Capitalization Range Same as the Russell Midcap Growth Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies with market capitalizations comparable to the companies included in the Russell Midcap Growth Index (between $1.3 billion and $30.0 billion as of May 31, 2007).

The portfolio managers use a quantitative process to make individual security and industry sector selection decisions and to integrate those decisions. The portfolio managers utilize strategies that combine analysis of dynamic quantitative factors with an actively managed stock selection process. The process begins with NACM’s quantitative research model, which estimates a rate of return for stocks in the investment universe based on an array of factors. The research model focuses on characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In considering whether positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables, which may include earnings quality, cash growth and valuation measures. In addition to assessing an investment opportunity for the presence of a positive catalyst and sustainability, in making a purchase decision the portfolio managers also seek confirming signals that these attributes are beginning to be recognized by the market. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk	• Credit Risk • Derivatives Risk • Leveraging Risk • Liquidity Risk	• Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The Fund reorganized on July 27, 2007, when the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund (the “NACM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Institutional Class shares of the Fund. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The Fund did not offer shares corresponding to the Fund’s Class A or Class C shares during the periods shown. Performance information in the Average Annual Total Returns table also shows performance of Institutional Class, Class A and Class C shares of the Fund. The Fund’s Institutional Class performance is based on historic performance of the NACM Fund’s Class I shares prior to the reorganization noted above, adjusted to reflect the actual advisory fees, administrative fees and other net expenses of the Fund’s Institutional Class shares. The Class A and Class C performance is also based on the NACM Fund’s historical Class I performance, adjusted to reflect the sales charges, distribution and/or service (12b-1) fees, administrative fees, advisory fees and other expenses paid by the Fund’s Class A and Class C shares. Although Institutional Class and Class A and Class C shares would have similar annual returns (because all of the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class and NACM Fund performance because of the lower expenses and no sales charges paid by Institutional Class shares and shares of the NACM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

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NACM Mid-Cap Growth Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/07–6/30/07	11.85%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (1/1/06–3/31/06)	9.35%

	Lowest (4/1/06–6/30/06)	-5.47%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	NACM Fund Inception (2/27/04)(4)
Institutional Class —Before Taxes(1)	13.09%	12.77%
Institutional Class — After Taxes on Distributions(1)	11.83%	11.88%
Institutional Class —After Taxes on Distributions and Sale of Fund Shares(1)	8.96%	10.59%
Class A	6.45%	10.12%
Class C	10.81%	11.51%
Russell Midcap Growth Index(2)	10.64%	11.55%
Lipper Mid-Cap Growth Funds Average(3)	8.54%	9.53%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class A and Class C shares will vary.

(2)

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index, an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Mid-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. It does not take into account sales charges.

(4)	The NACM Fund began operations on 2/27/04. Index comparisons begin on 2/29/04.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A or Class C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or NAV)	Redemption Fee (as a percentage of exchange price or amount redeemed)(3)
Class A	5.50%	1%(1)	2%
Class C	None	1%(2)	2%

(1)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.
(3)

The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisition through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “How to Buy and Sell Shares—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)	Net Annual Fund Operating Expenses
Class A	0.65%	0.25%	0.91%	1.81%	(0.51)%	1.30%
Class C	0.65	1.00	0.91	2.56	(0.51)	2.05

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

Due to the 12b-1 distribution fee imposed on Class C shares, Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(3)

Other Expenses, which are based upon estimated amounts for the Fund’s initial fiscal year ending June 30, 2008, reflect a 0.40% Administrative Fee paid by each class, 0.50% in organizational expenses and 0.01% in trustees’ expenses estimated to be attributable to each class. See “Management of the Fund—Administrative Fees.”

(4)

Net Annual Fund Operating Expenses reflects the effect of a contractual agreement by the Adviser to waive its Advisory Fee or Administrative Fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.30% for Class A shares and 2.05% for Class C shares during the Fund’s initial fiscal year ending June 30, 2008 (but not any subsequent years). Under the Expense Limitation Agreement, the Adviser may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.  The Examples below are intended to help you compare the cost of investing in Class A and Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$675	$942	$1,229	$2,042	$675	$942	$1,229	$2,042
Class C	308	646	1,108	2,390	208	646	1,108	2,390

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

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Changes to “Management of the Funds”

1. The sub-section captioned “Advisory Fees” is revised to add the NACM Mid-Cap Growth Fund to the list of Funds that each pay the Adviser monthly advisory fees at the annual rate of 0.65% of the NACM Mid-Cap Growth Fund’s average daily net assets.

In addition, the following sentence is added as the last sentence of the last paragraph of this subsection: “A discussion regarding the basis for any approval by the Board of Trustees of the investment advisory agreement between Allianz Global Fund Management and the NACM Mid-Cap Growth Fund and the portfolio management agreement between Allianz Global Fund Management and Nicholas-Applegate Capital Management LLC with respect to the NACM Mid-Cap Growth Fund during the six-month period ending June 30, 2007 will be available in the annual report to shareholders including that period.”

2. The table in the sub-section captioned “Administrative Fees” is revised to add the NACM Mid-Cap Growth Fund to the list of Funds that each pay the Adviser monthly administrative fees at the annual rate of 0.40% of the average daily net assets attributable in the aggregate to such Fund’s Class A and Class C shares.

3. The NACM Mid-Cap Growth Fund’s Sub-Adviser is NACM. The table in the sub-section captioned “Sub-Adviser” is revised to indicate that the following individuals at Nicholas-Applegate share joint responsibility for managing the NACM Mid-Cap Growth Fund:

Fund	Portfolio Manager	Since	Recent Professional Experience
NACM Mid-Cap Growth	Horacio A. Valeiras, CFA	03/2006*	Mr. Valeiras is a Managing Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm. Prior to joining Nicholas-Applegate in 2002, Mr. Valeiras was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000, Mr. Valeiras was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. Mr. Valeiras started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has eighteen years of investment management experience.

	Jane Edmondson	03/2006*	Ms. Edmondson is a portfolio manager at Nicholas Applegate. She joined Nicholas-Applegate in 1996 after five years of investment experience with Merrill, Lynch, Pierce, Fenner & Smith. Ms. Edmondson holds an M.B.A. from San Diego State University and a B.A. from University of California, Irvine. She has fifteen years of investment industry experience.

	Mark P. Roemer	03/2006*	Mr. Roemer is a portfolio manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 2001, he spent a total of 5 years with Barclays Global Investors as principal and U.S. Equity product manager and Kleinwort Benson Investment Management of London. Mr. Roemer earned his M.S. degrees from London Business School and Stanford University and his B.S. from Virginia Polytechnic Institute & State University. He has eleven years of investment industry experience.

*	Represents the date the individual became involved in the management of the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund, the predecessor of the NACM Mid-Cap Growth Fund.

Changes to “Characteristics and Risks of Securities and Investment Techniques”

The section captioned “Characteristics and Risks of Securities and Investment Techniques” provides additional information about some of the principal investments and related risks of the NACM Mid-Cap Growth Fund. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies, but may be used by the NACM Mid-Cap Growth Fund from time to time.

The section is revised as follows:

1. The sub-section captioned “Changes in Investment Objectives and Policies” is revised to note that the NACM Mid-Cap Growth Fund has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940.

Changes to “Financial Highlights”

1. The first paragraph is revised to note that, for the NACM Mid-Cap Growth Fund, the information in the table of financial highlights reflects financial results for Class I shares of the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund, the NACM Mid-Cap Growth Fund’s predecessor (the “Predecessor Fund”), which reorganized into the NACM Mid-Cap Growth Fund on July 27, 2007. In the absence of such reorganization, the NACM Mid-Cap Growth Fund would not have any financial information to disclose. The Predecessor Fund did not offer Class A or Class C shares during the periods shown.

4

2. The second paragraph is revised to note that, regarding the NACM Mid-Cap Growth Fund, (i) the total returns in the table represent the rate that an investor would have earned or lost on an investment in Institutional Class shares of the NACM Mid-Cap Growth Fund, assuming reinvestment of all dividends and distributions and (ii) the performance shown below is generally better than that which would have been achieved by Class A and Class C shares of the Fund because of the higher fees and expenses associated with Class A and Class C shares. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund’s financial statements, are included in the March 31, 2007 annual report to shareholders of Nicholas-Applegate Institutional Funds. The Predecessor Fund’s financial statement and the report of independent accountants thereon are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

The table of financial highlights is revised to add the following financial results for Class I shares of the Predecessor Fund:

NICHOLAS-APPLEGATE U.S. SYSTEMATIC MID CAP GROWTH FUND

				Distributions from:
Year or Period Ended	Net Asset Value, Beginning	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Loss)	Total from Investment Operations	Net Investment Income	Net Realized Capital Gains
3/31/07	$13.02	(0.04)	$1.37	$1.33	—	(0.58)
3/31/06	10.69	(0.04)	2.85	2.81	—	(0.48)
03/31/05	9.89	(0.04)	0.84	0.80	—	—
2/27/04 (Commenced) - 03/31/04	10.00	0.00 (2)	(0.11)	(0.11)	—	—

					Ratios to Average Net Assets(6)
Total Distributions	Net Asset Value, Ending	Total Return(3)		Net Assets, Ending (in 000’s)	Net Investment Income (Loss)	Total Expenses	Expense (Reimbursements)/ Recoupment	Expenses Net of Reimbursement/ Recoupment	Expenses Net of Reimbursement/ Recoupment and Offset(7)		Fund’s Portfolio Turnover Rate
$(0.58)	$13.77	10.54%		$3,335	(0.34)%	1.34%	— (5)	1.34%	1.14%		191%
(0.48)	13.02	26.73%		3,348	(0.33%)	2.15%	(0.81%)	1.34%	1.01	%(8)	160%
—	10.69	8.09%		5,566	(0.36%)	1.97%	(0.63%)	1.34%	1.21%		146	%(10)
—	9.89	1.10	%(4)	5,347	(0.43%)	4.39%	(3.04%)	1.35%	1.35	%(9)	14%

(1)	Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)	Less than one penny per share.
(3)	Total returns are not annualized for periods less than one year.
(4)	Inception to date Return.
(5)	The expense reimbursement was terminated on January 23, 2006.
(6)

Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.

(7)	Net expenses include certain items not subject to expense reimbursement.
(8)	The NACM Mid-Cap Growth Fund had a rate throughout the year of 1.33%.
(9)

The Board of Trustees approved the amendments to the Expenses Limitation Agreement where by overall operating expenses of the NACM Mid-Cap Growth Fund did not exceed 1.33% for the period 02/24/04 to 03/31/04.

(10)

Due to the realignment of the NACM Mid-Cap Growth Fund’s portfolio in connection with the combination with U.S. Systematic Mid Cap Growth Fund, the cost of purchases of $1,095,903 and proceeds from sales of $1,041,817 have been excluded from the Portfolio Turnover calculation.

18430

5

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated July 30, 2007

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2006 (as revised January 1, 2007 and as further supplemented)

solely with respect to the NACM Mid-Cap Growth Fund

Disclosure Relating to the NACM Mid-Cap Growth Fund

Effective July 30, 2007, Allianz Funds (the “Trust”) offers Class D shares of the NACM Mid-Cap Growth Fund. This supplement describes the NACM Mid-Cap Growth Fund and amends the Prospectus solely with respect to the NACM Mid-Cap Growth Fund, and not with respect to any other series of the Trust described in the Prospectus. This supplement is not intended to amend, supplement, incorporate or update any information, including financial or performance information, relating to any series of the Trust other than the NACM Mid-Cap Growth Fund.

The following Summary Information relating to the NACM Mid-Cap Growth Fund is added to the table on page 2 of the Prospectus:

	Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Growth Stocks	NACM Mid-Cap Growth	Maximum long-term capital appreciation	Medium capitalization common stocks	80-100	Same as the Russell Midcap Growth Index

In addition, the NACM Mid-Cap Growth Fund is added to the list of funds described in the Prospectus, and references to the number of funds described in the Prospectus are changed to refer to 20 funds. In this supplement and in the Prospectus, references to the “Funds” or a “Fund” are deemed to refer to the NACM Mid-Cap Growth Fund unless otherwise set forth herein or therein or unless the context otherwise requires. The Fund Summary for the NACM Mid-Cap Growth Fund as set forth on the following pages is added to the Prospectus.

1

NACM Mid-Cap Growth Fund	Ticker Symbol: ANGDX (Class D)

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category Growth Stocks	Fund Focus Medium capitalization common stocks Approximate Number of Holdings 80-100	Approximate Primary Capitalization Range Same as the Russell Midcap Growth Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies with market capitalizations comparable to the companies included in the Russell Midcap Growth Index (between $1.3 billion and $30.0 billion as of May 31, 2007).

The portfolio managers use a quantitative process to make individual security and industry sector selection decisions and to integrate those decisions. The portfolio managers utilize strategies that combine analysis of dynamic quantitative factors with an actively managed stock selection process. The process begins with NACM’s quantitative research model, which estimates a rate of return for stocks in the investment universe based on an array of factors. The research model focuses on characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In considering whether positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables, which may include earnings quality, cash growth and valuation measures. In addition to assessing an investment opportunity for the presence of a positive catalyst and sustainability, in making a purchase decision the portfolio managers also seek confirming signals that these attributes are beginning to be recognized by the market. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk	• Credit Risk • Derivatives Risk • Leveraging Risk • Liquidity Risk	• Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The Fund reorganized on July 27, 2007, when the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund (the “NACM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Institutional Class shares of the Fund. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The Fund did not offer shares corresponding to the Fund’s Class D shares during the periods shown. Performance information in the Average Annual Total Returns table also shows performance of Institutional Class and Class D shares of the Fund. The Fund’s Institutional Class performance is based on the historic performance of the NACM Fund’s Class I shares prior to the reorganization noted above, adjusted to reflect the actual advisory fees, administrative fees and other expenses of the Fund’s Institutional Class shares. The Class D performance is also based on the NACM Fund’s historical Class I performance, adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees, advisory fees and other net expenses paid by the Fund’s Class D shares. Although Institutional Class and Class D shares would have similar annual returns (because all of the Fund’s shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class and NACM Fund performance because of the higher expenses paid by Class D Shares. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

2

NACM Mid-Cap Growth Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/07–6/30/07	11.85%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (1/1/06–3/31/06)	9.35%

	Lowest (4/1/06–6/30/06)	-5.47%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	NACM Fund Inception (2/27/04)(4)
Institutional Class — Before Taxes(1)	13.09%	12.77%
Institutional Class — After Taxes on Distributions(1)	11.83%	11.88%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	8.96%	10.59%
Class D	12.65%	12.33%
Russell Midcap Growth Index(2)	10.64%	11.55%
Lipper Mid-Cap Growth Funds Average(3)	8.54%	9.53%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class D shares will vary.

(2)

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index, an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Mid-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. It does not take into account sales charges.

(4)	The NACM Fund began operations on 2/27/04. Index comparisons begin on 2/29/04.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses	Expense Reductions(4)	Net Annual Fund Operating Expenses
Class D	0.65%	0.25%	0.91%	1.81%	(0.51)%	1.30%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement (subject to any applicable breakpoint) regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Fund—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(3)

Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, 0.50% in organizational expenses and 0.01% in trustees’ expenses, each based on estimated amounts for the Fund’s fiscal year ending June 30, 2008. See “Management of the Fund—Administrative Fees.”

(4)

Net Annual Fund Operating Expenses reflects the effect of a contractual agreement by the Adviser to waive its Advisory Fee or Administrative Fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 1.30% for Class D shares during the Fund’s fiscal year ending June 30, 2008 (but not any subsequent years). Under the Expense Limitation Agreement, the Adviser may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.  The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

Share Class	Year 1	Year 3	Year 5	Year 10
Class D	$132	$415	$718	$1,579

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

3

Changes to “Management of the Funds”

1. The sub-section captioned “Advisory Fees” is revised to add the NACM Mid-Cap Growth Fund to the list of Funds that each pay the Adviser monthly advisory fees at the annual rate of 0.65% of the Fund’s average daily net assets.

In addition, the following sentence is added as the last sentence of the last paragraph of this subsection: “A discussion regarding the basis for any approval by the Board of Trustees of the investment advisory agreement between Allianz Global Fund Management and the NACM Mid-Cap Growth Fund and the portfolio management agreement between Allianz Global Fund Management and Nicholas-Applegate Capital Management LLC with respect to the NACM Mid-Cap Growth Fund during the six-month period ending June 30, 2007 will be available in the annual report to shareholders including that period.”

2. The table in the sub-section captioned “Administrative Fees” is revised to add the NACM Mid-Cap Growth Fund to the list of Funds that each pay the Adviser monthly administrative fees at the annual rate of 0.65% of the average daily net assets attributable in the aggregate to such Fund’s Class D shares.

3. The NACM Mid-Cap Growth Fund’s Sub-Adviser is NACM. The table in the sub-section captioned “Sub-Adviser” is revised to indicate that the following individuals at Nicholas-Applegate share joint responsibility for managing the NACM Mid-Cap Growth Fund:

Fund	Portfolio Manager	Since	Recent Professional Experience
NACM Mid-Cap Growth	Horacio A. Valeiras, CFA	03/2006*	Mr. Valeiras is a Managing Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm. Prior to joining Nicholas-Applegate in 2002, Mr. Valeiras was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000, Mr. Valeiras was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. Mr. Valeiras started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has eighteen years of investment management experience.

	Jane Edmondson	03/2006*	Ms. Edmondson is a portfolio manager at Nicholas Applegate. She joined Nicholas-Applegate in 1996 after five years of investment experience with Merrill, Lynch, Pierce, Fenner & Smith. Ms. Edmondson holds an M.B.A. from San Diego State University and a B.A. from University of California, Irvine. She has fifteen years of investment industry experience.

	Mark P. Roemer	03/2006*	Mr. Roemer is a portfolio manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 2001, he spent a total of 5 years with Barclays Global Investors as principal and U.S. Equity product manager and Kleinwort Benson Investment Management of London. Mr. Roemer earned his M.S. degrees from London Business School and Stanford University and his B.S. from Virginia Polytechnic Institute & State University. He has eleven years of investment industry experience.

*	Represents the date the individual became involved in the management of the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund, the predecessor of the NACM Mid-Cap Growth Fund.

Changes to “Characteristics and Risks of Securities and Investment Techniques”

The section captioned “Characteristics and Risks of Securities and Investment Techniques” provides additional information about some of the principal investments and related risks of the NACM Mid-Cap Growth Fund. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies, but may be used by the NACM Mid-Cap Growth Fund from time to time.

The section is revised as follows:

1. The sub-section captioned “Changes in Investment Objectives and Policies” is revised to note that the NACM Mid-Cap Growth Fund has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940.

Changes to “Financial Highlights”

1. The first paragraph is revised to note that, for the NACM Mid-Cap Growth Fund, the information in the table of financial highlights reflects financial results for Class I shares of the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund, the NACM Mid-Cap Growth Fund’s predecessor (the “Predecessor Fund”), which reorganized into the NACM Mid-Cap Growth Fund on July 27, 2007. In the absence of such reorganization, the NACM Mid-Cap Growth Fund would not have any financial information to disclose. The Predecessor Fund did not offer Class D shares during the periods shown.

4

2. The second paragraph is revised to note that, regarding the NACM Mid-Cap Growth Fund, (i) the total returns in the table represent the rate that an investor would have earned or lost on an investment in Institutional Class shares of the NACM Mid-Cap Growth Fund, assuming reinvestment of all dividends and distributions and (ii) the performance shown below is generally better than that which would have been achieved by Class D shares of the Fund because of the higher fees and expenses associated with Class D shares. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund’s financial statements, are included in the March 31, 2007 annual report to shareholders of Nicholas-Applegate Institutional Funds. The Predecessor Fund’s financial statements and the report of independent accountants thereon are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

The table of financial highlights is revised to add the following financial results for Class I shares of the Predecessor Fund:

NICHOLAS-APPLEGATE U.S. SYSTEMATIC MID CAP GROWTH FUND

					Distributions from:
Year or Period Ended	Net Asset Value, Beginning	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Loss)	Total from Investment Operations	Net Investment Income	Net Realized Capital Gains
3/31/07	$13.02	(0.04)	$1.37	$1.33	—	(0.58)
03/31/06	10.69	(0.04)	2.85	2.81	—	(0.48)
03/31/05	9.89	(0.04)	0.84	0.80	—	—
2/27/04 (Commenced) - 03/31/04	10.00	0.00 (2)	(0.11)	(0.11)	—	—

					Ratios to Average Net Assets (6)
Total Distributions	Net Asset Value, Ending	Total Return(3)		Net Assets, Ending (in 000’s)	Net Investment Income (Loss)	Total Expenses	Expense (Reimbursements)/ Recoupment	Expenses Net of Reimbursement/ Recoupment	Expenses Net of Reimbursement/ Recoupment and Offset(7)		Fund’s Portfolio Turnover Rate
$(0.58)	$13.77	10.54%		$3,335	(0.34)%	1.34%	— (5)	1.34%	1.14%		191%
(0.48)	13.02	26.73%		3,348	(0.33%)	2.15%	(0.81%)	1.34%	1.01	%(8)	160%
—	10.69	8.09%		5,566	(0.36%)	1.97%	(0.63%)	1.34%	1.21%		146	%(10)
—	9.89	1.10	%(4)	5,347	(0.43%)	4.39%	(3.04%)	1.35%	1.35	%(9)	14%

(1)	Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)	Less than one penny per share.
(3)	Total returns are not annualized for periods less than one year.
(4)	Inception to date Return.
(5)	The expense reimbursement was terminated on January 23, 2006.
(6)

Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.

(7)	Net expenses include certain items not subject to expense reimbursement.
(8)	The Fund had a rate throughout the year of 1.33%.
(9)	The Board of Trustees approved the amendments to the Expenses Limitation Agreement where by overall operating expenses of the Fund did not exceed 1.33% for the period 02/24/04 to 03/31/04.
(10)

Due to the realignment of the Fund’s portfolio in connection with the combination with U.S. Systematic Mid Cap Growth Fund, the cost of purchases of $1,095,903 and proceeds from sales of $1,041,817 have been excluded from the Portfolio Turnover calculation.

18431

5

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated July 27, 2007

to the Prospectus for Institutional and Administrative Class Shares of Allianz NACM Funds

Dated November 1, 2006 (as supplemented)

solely with respect to the NACM Mid-Cap Growth Fund

Disclosure Relating to the NACM Mid-Cap Growth Fund

Effective July 27, 2007, Allianz Funds (the “Trust”) offers Institutional Class shares of the NACM Mid-Cap Growth Fund. This supplement describes the NACM Mid-Cap Growth Fund and amends the Prospectus solely with respect to the NACM Mid-Cap Growth Fund, and not with respect to any other series of the Trust described in the Prospectus. This supplement is not intended to amend, supplement, incorporate or update any information, including financial or performance information, relating to any series of the Trust other than the NACM Mid-Cap Growth Fund.

The following Summary Information relating to the NACM Mid-Cap Growth Fund is added to the table on page 2 of the Prospectus:

	Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Growth Stocks	NACM Mid-Cap Growth	Maximum long-term capital appreciation	Medium capitalization common stocks	80-100	Same as the Russell Midcap Growth Index

In addition, the NACM Mid-Cap Growth Fund is added to the list of funds described in the Prospectus. In this supplement and in the Prospectus, references to the “Funds” or a “Fund” are deemed to refer to the NACM Mid-Cap Growth Fund unless otherwise set forth herein or therein or unless the context otherwise requires. The Fund Summary for the NACM Mid-Cap Growth Fund as set forth on the following pages is added to the Prospectus.

1

NACM Mid-Cap Growth Fund	Ticker Symbol: ANMIX (Inst. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category Growth Stocks	Fund Focus Medium capitalization common stocks Approximate Number of Holdings 80-100	Approximate Primary Capitalization Range Same as the Russell Midcap Growth Index Dividend Frequency At Least Annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies with market capitalizations comparable to the companies included in the Russell Midcap Growth Index (between $1.3 billion and $30.0 billion as of May 31, 2007).

The portfolio managers use a quantitative process to make individual security and industry sector selection decisions and to integrate those decisions. The portfolio managers utilize strategies that combine analysis of dynamic quantitative factors with an actively managed stock selection process. The process begins with NACM’s quantitative research model, which estimates a rate of return for stocks in the investment universe based on an array of factors. The research model focuses on characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In considering whether positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables, which may include earnings quality, cash growth and valuation measures. In addition to assessing an investment opportunity for the presence of a positive catalyst and sustainability, in making a purchase decision the portfolio managers also seek confirming signals that these attributes are beginning to be recognized by the market. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk	• Credit Risk • Derivatives Risk • Leveraging Risk • Liquidity Risk	• Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund. It is possible to lose money on an investment in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The Fund reorganized on July 27, 2007 when the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund (the “NACM Fund”) reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Institutional Class shares of the Fund. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares based on the NACM Fund’s Class I shares, adjusted to reflect the advisory fees, administrative fees and other net expenses of the Fund’s Institutional Class shares. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad based securities market index and a performance average of other similar mutual funds. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

2

NACM Mid-Cap Growth Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/07–6/30/07	11.85%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (1st Qtr. ‘06)	9.35%

	Lowest (2nd Qtr. ‘06)	-5.47%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/06)

	1 Year	NACM Fund Inception (2/27/04)(4)
Institutional Class — Before Taxes(1)	13.09%	12.77%
Institutional Class — After Taxes on Distributions(1)	11.83%	11.88%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares(1)	8.96%	10.59%
Russell Midcap Growth Index(2)	10.64%	11.55%
Lipper Mid-Cap Growth Funds Average(3)	8.54%	9.53%

(1)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index, an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

(3)

The Lipper Mid-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. It does not take into account sales charges.

(4)	The NACM Fund began operations on 2/27/04. Index comparisons begin on 2/29/04.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Redemption Fee (as a percentage of exchange price or amount redeemed)	2.00%*

*	The Redemption Fee may apply to any shares that are redeemed or exchanged within 7 days after their acquisition (including acquisitions through exchanges). The Redemption Fee equals 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See “Purchases, Redemptions and Exchanges—Redemption Fees.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses	Expense Reductions(2)	Net Annual Fund Operating Expenses
Institutional	0.65%	None	0.76%	1.41%	(0.51)%	0.90%

(1)

Other Expenses reflects a 0.25% Administrative Fee paid by Institutional Class shares, 0.50% in organizational expenses and 0.01% in trustees’ expenses, each based on estimated amounts for the Fund’s fiscal year ending June 30, 2008. See “Management of the Fund—Administrative Fees.”

(2)

Net Annual Fund Operating Expenses reflects the effect of a contractual agreement by the Adviser to waive its Advisory Fee or Administrative Fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses exceed, due to the payment of organizational and certain other expenses, 0.90% for Institutional Class shares during the Fund’s fiscal year ending June 30, 2008 (but not any subsequent years). Under the Expense Limitation Agreement, the Adviser may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.  The Examples below are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Institutional Class shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$92	$290	$504	$1,120

*	The Examples are based on the Net Annual Fund Operating Expenses shown above.

3

Changes to “Management of the Funds”

1. The sub-section captioned “Advisory Fees” is revised to add the NACM Mid-Cap Growth Fund to the list of Funds that each pay the Adviser monthly advisory fees at the annual rate of 0.65% of the Fund’s average daily net assets.

In addition, the following sentence is added as the last sentence of the last paragraph of this subsection: “A discussion regarding the basis for any approval by the Board of Trustees of the investment advisory agreement between Allianz Global Fund Management and the NACM Mid-Cap Growth Fund and the portfolio management agreement between Allianz Global Fund Management and Nicholas-Applegate Capital Management LLC with respect to the NACM Mid-Cap Growth Fund during the six-month period ending June 30, 2007 will be available in the annual report to shareholders including that period.”

2. The table in the sub-section captioned “Administrative Fees” is revised to add the NACM Mid-Cap Growth Fund to the list of Funds that each pay the Adviser monthly administrative fees at the annual rate of 0.25% of the average daily net assets attributable in the aggregate to such Fund’s Institutional class.

3. The Fund’s Sub-Adviser is NACM. The table in the sub-section captioned “Sub-Adviser” is revised to indicate that the following individuals at Nicholas-Applegate share joint responsibility for managing the NACM Mid-Cap Growth Fund:

Fund	Portfolio Manager	Since	Recent Professional Experience
NACM Mid-Cap Growth	Horacio A. Valeiras, CFA	03/2006*	Mr. Valeiras is a Managing Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm. Prior to joining Nicholas-Applegate in 2002, Mr. Valeiras was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000, Mr. Valeiras was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. Mr. Valeiras started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has eighteen years of investment management experience.

	Jane Edmondson	03/2006*	Ms. Edmondson is a portfolio manager at Nicholas Applegate. She joined Nicholas-Applegate in 1996 after five years of investment experience with Merrill, Lynch, Pierce, Fenner & Smith. Ms. Edmondson holds an M.B.A. from San Diego State University and a B.A. from University of California, Irvine. She has fifteen years of investment industry experience.

	Mark P. Roemer	03/2006*	Mr. Roemer is a portfolio manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 2001, he spent a total of 5 years with Barclays Global Investors as principal and U.S. Equity product manager and Kleinwort Benson Investment Management of London. Mr. Roemer earned his M.S. degrees from London Business School and Stanford University and his B.S. from Virginia Polytechnic Institute & State University. He has eleven years of investment industry experience.

*	Represents the date the individual became involved in the management of the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund, the predecessor of the NACM Mid-Cap Growth Fund.

Changes to “Purchases, Redemptions and Exchanges”

The table in the subsection captioned “Redemption Fees” is revised to add the NACM Mid-Cap Growth Fund to the list of funds that have a “Holding Period” of 7 days. The subsection is further revised to indicate that NACM Mid-Cap Fund shareholders who received Institutional Class shares of the Fund in exchange for Class I or Class II shares of the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund (the “Predecessor Fund”) in connection with the reorganization of the Predecessor Fund into the Fund will not pay any redemption fee on redemptions or exchanges of the Institutional Class shares received in the reorganization. However, any shares of the Fund acquired after the reorganization will be subject to the redemption fees described in the Prospectus. In addition, any shares received in exchange for Fund shares received in the reorganization will be subject to redemption fees as described in the applicable prospectus.

Changes to “Characteristics and Risks of Securities and Investment Techniques”

The section captioned “Characteristics and Risks of Securities and Investment Techniques” provides additional information about some of the principal investments and related risks of the NACM Mid-Cap Growth Fund. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies, but may be used by the NACM Mid-Cap Growth Fund from time to time.

4

The section is revised as follows:

1. The sub-section captioned “Changes in Investment Objectives and Policies” is revised to note that the NACM Mid-Cap Growth Fund has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940.

Changes to “Financial Highlights”

1. The first paragraph is revised to note that, for the NACM Mid-Cap Growth Fund, the information in the table of financial highlights reflects financial results for Class I shares of the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund, the Fund’s predecessor (the “Predecessor Fund”), which reorganized into the Fund on July 27, 2007. In the absence of such reorganization, the Fund would not have any financial information to disclose.

2. The second paragraph is revised to note that, regarding the NACM Mid-Cap Growth Fund, the total returns in the table of financial highlights represent the rate that an investor would have earned or lost on an investment in Class I shares of the Predecessor Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLC, an independent registered public accounting firm, whose report, along with the Predecessor Fund’s financial statements, are included in the March 31, 2007 annual report to shareholders of Nicholas-Applegate Institutional Funds. The Predecessor Fund’s financial statements and the report of independent accountants thereon are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

The table of financial highlights is revised to add the following financial results for Class I shares of the Predecessor Fund:

NICHOLAS-APPLEGATE U.S. SYSTEMATIC MID CAP GROWTH FUND

	Net Asset Value, Beginning	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Loss)	Total from Investment Operations	Distributions from:
Year or Period Ended					Net Investment Income	Net Realized Capital Gains
3/31/07	$13.02	(0.04)	$1.37	$1.33	—	(0.58)
03/31/06	10.69	(0.04)	2.85	2.81	—	(0.48)
03/31/05	9.89	(0.04)	0.84	0.80	—	—
2/27/04 (Commenced) - 03/31/04	10.00	0.00 (2)	(0.11)	(0.11)	—	—

					Ratios to Average Net Assets(6)
Total Distributions	Net Asset Value, Ending	Total Return(3)		Net Assets, Ending (in 000’s)	Net Investment Income (Loss)	Total Expenses	Expense (Reimbursements)/ Recoupment	Expenses Net of Reimbursement/ Recoupment	Expenses Net of Reimbursement/ Recoupment and Offset(7)		Fund’s Portfolio Turnover Rate
$(0.58)	$13.77	10.54%		$3,335	(0.34)%	1.34%	— (5)	1.34%	1.14%		191%
(0.48)	13.02	26.73%		3,348	(0.33%)	2.15%	(0.81%)	1.34%	1.01	%(8)	160%
—	10.69	8.09%		5,566	(0.36%)	1.97%	(0.63%)	1.34%	1.21%		146	%(10)
—	9.89	1.10	%(4)	5,347	(0.43%)	4.39%	(3.04%)	1.35%	1.35	%(9)	14%

(1)	Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)	Less than one penny per share.
(3)	Total returns are not annualized for periods less than one year.
(4)	Inception to date Return.
(5)	The expense reimbursement was terminated on January 23, 2006.
(6)

Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.

(7)	Net expenses include certain items not subject to expense reimbursement.
(8)	The Fund had a rate throughout the year of 1.33%.
(9)	The Board of Trustees approved the amendments to the Expenses Limitation Agreement where by overall operating expenses of the Fund did not exceed 1.33% for the period 02/24/04 to 03/31/04.
(10)

Due to the realignment of the Fund’s portfolio in connection with the combination with U.S. Systematic Mid Cap Growth Fund, the cost of purchases of $1,095,903 and proceeds from sales of $1,041,817 have been excluded from the Portfolio Turnover calculation.

18432

5

Filed pursuant to Rule 497 (e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated July 27, 2007

to the

Statement of Additional Information

Dated November 1, 2006 (as revised January 5, 2007)

Disclosure relating to Allianz NACM Mid-Cap Growth Fund (the “New Fund”)

Note: This document supplements the Statement of Additional Information of Allianz Funds (the “Trust”) dated November 1, 2006 (as revised January 5, 2007 and as further supplemented from time to time, the “Statement of Additional Information”), which is incorporated by reference herein. In the Statement of Additional Information, references to the “Funds” or a “Fund” are deemed to refer to the New Fund unless otherwise set forth herein or therein or unless the context otherwise requires. This Supplement relates solely to the New Fund, and does not amend or supersede any disclosure relating to any other series of the Trust.

1.	Additional Series of the Trust

The New Fund is a diversified series of the Trust. Neither this Supplement nor the Statement of Additional Information is a prospectus, and both should be read in conjunction with the prospectus for Class A, B and C shares of the Trust’s Domestic Stock Funds and the prospectus for Class D shares of the Trust’s Domestic Stock Funds, each dated November 1, 2006 (as revised January 1, 2007 and as from time to time further supplemented) (together, the "Retail Prospectuses") as well as the prospectus for Institutional and Administrative Class shares of Allianz NACM Funds dated November 1, 2006 (as from time to time revised or supplemented, together with the Retail Prospectuses, the “Prospectus”). Information from the Prospectus is incorporated by reference into this Supplement. The Prospectus and the Statement of Additional Information may be obtained free of charge by writing to Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, New York 10105 or by calling 1-800-498-5413.

2.	Investment Objectives and Policies

In addition to the principal investment strategies and the principal risks of the New Fund described in the Prospectus, the New Fund may employ other investment practices and may be subject to additional risks. Generally, the New Fund may invest in the securities and instruments and employ the investment techniques described under “Investment Objectives and Policies” in the Statement of Additional Information.

3.	Investment Restrictions

Fundamental Investment Restrictions

The investment restrictions set forth below are fundamental policies of the New Fund and may not be changed with respect to the New Fund without shareholder approval by vote of a majority of the outstanding voting securities of the New Fund. Under these restrictions:

(1) the New Fund may not invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

(2) the New Fund may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

(3) the New Fund may not purchase or sell commodities, except that the New Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring delivery of physical commodities;

(4) the New Fund may borrow money to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;

(5) the New Fund may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act, as interpreted or modified, or as otherwise permitted by regulatory authority having jurisdiction from time to time;

(6) the New Fund may not make loans, except that this restriction shall not prohibit the purchase of debt obligations or entering into repurchase agreements or the lending of the Fund’s portfolio securities; and

(7) the New Fund may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

Investment Objective

The investment objective of the New Fund is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Policies Relating to Rule 35d-1 under the 1940 Act

The New Fund has adopted a policy pursuant to Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"). The New Fund will provide to shareholders the notice required by Rule 35d-1 under the 1940 Act, as such may be interpreted or revised from time to time, with respect to any change in the policy adopted pursuant to Rule 35d-1(a). Under the policy, the New Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations.

4.	Management of the Trust

The disclosure under the section “Management of the Trust” applies to the New Fund. The disclosure under the subheading “Portfolio Management Agreements” is hereby supplemented to indicate that Nicholas-Applegate Capital Management LLC (“Nicholas Applegate”) will provide investment services to the New Fund pursuant to a portfolio management agreement between Allianz Global Investors Fund Management LLC, the New Fund’s investment adviser (the “Adviser”), and Nicholas-Applegate and that, as consideration for such services, the Adviser (and not the Trust) will pay Nicholas-Applegate a monthly fee at the annual rate of 0.55% (based on the average daily net assets of the New Fund). Information about Nicholas-Applegate, including information about how Nicholas-Applegate compensates portfolio management personnel, is set forth in the Statement of Additional Information.

The disclosure under “Other Accounts Managed” in the subsection captioned “Portfolio Manager Compensation” is hereby supplemented to include the following information regarding other accounts managed by the New Fund’s portfolio manager as of May 31, 2007:

	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Jane Edmondson	6	$619.5	50	$985.9	12	$1,987.6
Mark P. Roemer	6	$619.5	50	$985.9	12	$1,987.6
Horacio A. Valeiras, CFA	19	$2,467.6	96	$5,349.0	32	$8,398.1

Accounts and Assets for Which Advisory Fee is Based on Performance

Portfolio Manager	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Jane Edmondson	2	$157.6	2	$97.0	0	—
Mark P. Roemer	2	$157.6	2	$97.0	0	—
Horacio A. Valeiras, CFA	3	$453.4	4	$255.8	0	—

Additionally, the disclosure under “Securities Ownership” in the subsection captioned “Portfolio Manager Compensation” is hereby supplemented to disclose that since the Fund is newly formed, currently, none of the Fund’s portfolio managers beneficially owns any equity securities in the Fund.

Information about the management of the New Fund’s portfolio is set forth in the Prospectus. Additional information about the Adviser and the New Fund’s administrator, is set forth in the Statement of Additional Information under “Management of the Trust.”

The advisory and administrative fees payable by the New Fund are set forth in the Prospectus.

5.	Certain Ownership of Trust Shares

As of June 4, 2007 the Trust believes that the Trustees and officers of the Trust, as a group, owned less than one percent of the Class A, Class C, Class D and Institutional Class shares of the New Fund (which are the only classes of shares of the New Fund) and of the Trust as a whole. Because the New Fund has only recently commenced operations, there are no persons who own of record 5% or more of any class of shares of the New Fund as of June 4, 2007, or who own more than 25% of the outstanding shares of beneficial interest of the New Fund, and therefore may be presumed to “control” the New Fund, as that term is defined in the 1940 Act.

6.	Financial Statements

Audited financial statements for the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund (the “Predecessor Fund”), the New Fund’s predecessor which reorganized into the New Fund on July 27, 2007, as of March 31, 2007, for the fiscal year then ended, including notes thereto, and the report of May 25, 2007, thereon, are incorporated by reference from the Predecessor Fund’s Annual Report. The Predecessor Fund’s March 31, 2007 Annual Report was filed electronically with the SEC on June 15, 2007 (Accession No. 0001003715-07-000219).

7.	Distribution of Trust Shares, Disclosure of Portfolio Holdings, Portfolio Transactions and Brokerage, Net Asset Value, Taxation and Other Information.

Information about distribution of the New Fund’s shares, disclosure of portfolio holdings, portfolio transactions and brokerage, how the value of the New Fund’s shares are calculated, tax aspects of investing in the New Fund and other information about the New Fund is disclosed in the Prospectuses, and in the sections of the Statement of Additional Information captioned “Distribution of Trust Shares,” “Disclosure of Portfolio Holdings,” “Portfolio Transactions and Brokerage,” “Net Asset Value,” “Taxation” and “Other Information.” However, such disclosure is modified to the extent necessary to otherwise conform to the disclosure in the Prospectuses, which is incorporated herein by reference.

8.	Additional Performance Information

The disclosure under the sub-section captioned "Calculation of Total Return" in the section titled "Other Information" is supplemented to include the following as the last paragraph thereof:

The Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund was a series of Nicholas-Applegate Institutional Funds prior to its reorganization into the Allianz NACM Mid-Cap Growth Fund on July 27, 2007. The prospectus supplements for the Allianz NACM Mid-Cap Growth Fund disclose performance information for Class I shares of the predecessor fund, adjusted to reflect the actual advisory fees, administrative fees and other net expenses of the Fund’s Institutional Class shares. The following table shows the lower performance figures that would be obtained if the prospectus supplements disclosed actual performance of Class I shares of the predecessor fund without adjustment for the Allianz NACM Mid-Cap Growth Fund’s current net expenses but took into account any applicable expenses subsidies, waivers and offsets during the applicable periods.

Average Annual Total Returns (as of 12/31/06)

Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund – Class I	1 Year	Since Inception (2/27/04)
Before Taxes	12.86%	12.52%
After Taxes on Distributions	11.61%	11.64%
After Taxes on Distributions and Sales of Fund Shares	8.81%	10.38%